UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

FOCUS FUND (AFOCX)

MULTI CAP FUND (ALSMX)

SEMI-ANNUAL REPORT

February 29, 2024

(Unaudited)

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds
11.98%
Municipal Bonds
4.75%
Real Estate Investment
Trusts
4.21%
Preferred Securities
1.07%
Structured Notes
0.36%
U.S. Government Agencies
& Obligations
1.55%
Money Market Fund
4.61%
Common Stocks
71.47%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 1

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

Exchange Traded Funds
0.20%
Municipal Bonds
21.85%
Preferred Securities
4.44%
Structured Notes
1.68%
Corporate Bonds
47.67%
U.S. Government
Agencies & Obligations
18.95%
Money Market Fund
5.21%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 2

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities
3.34%
Basic Materials
2.67%
Communication
Services
9.29%
Consumer Cyclical
9.78%
Consumer Defensive
3.82%
Energy
2.09%
Financial Services
9.22%
Healthcare
24.76%
Industrials
8.46%
Money Market Fund
2.96%
Real Estate Investment
Trust
1.54%
Technology
22.07%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 3

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Basic Materials
2.19%
Communication Services
2.71%
Consumer Defensive
11.03%
Energy
8.76%
Financial Services
13.18%
Healthcare
18.48%
Industrials
8.81%
Money Market Fund
2.26%
Real Estate Investment Trusts
7.64%
Technology
8.89%
Utilities
16.05%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 4

ARCHER FOCUS FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities
9.62%
Basic Materials
6.75%
Communication Services
13.12%
Technology
10.93%
Real Estate Investment
Trusts
7.22%
Consumer Cyclical
7.91%
Money Market Fund
2.25%
Industrials
6.96%
Consumer Defensive
9.13%
Energy
6.71%
Healthcare
12.55%
Financial Services
6.85%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 5

ARCHER MULTI CAP FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities
1.76%
Basic Materials
5.34%
Communication Services
4.44%
Consumer Cyclical
16.68%
Consumer Defensive
4.45%
Energy
3.27%
Financial Services
5.17%
Healthcare
11.19%
Industrials
19.34%
Money Market Fund
2.52%
Real Estate Investment Trusts
4.20%
Technology
21.64%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 6

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

COMMON STOCKS - 71.24%

Air Courier Services - 2.32%
4,400	FedEx Corp.	$ 1,095,468

Aircraft Engines & Engine Parts - 2.11%
5,000	Honeywell International, Inc.	993,650

Beverages - 1.40%
4,000	PepsiCo, Inc.	661,360

Commercial Banks - 1.40%
11,000	Toronto Dominion Bank (Canada) *	660,000

Electric Services - 2.71%
3,400	American Electric Power Company, Inc.	289,646
17,900	NextEra Energy, Inc.	987,901
		1,277,547
Electrical Work - 3.33%
6,500	Quanta Services, Inc.	1,569,815

Electromedical & Electrotherapeutic Apparatus - 1.66%
9,400	Medtronic PLC. (Ireland)	783,584

Electronic Computers - 2.38%
6,200	Apple, Inc.	1,120,650

Food & Kindred Products - 1.08%
4,900	Nestle S.A. ADR *	509,453

Guided Missiles & Space Vehicles & Parts - 2.32%
2,550	Lockheed Martin Corp.	1,092,012

National Commercial Banks - 3.20%
8,100	JPMorgan Chase & Co.	1,507,086

Petroleum Refining - 3.14%
6,300	Chevron Corp.	957,663
5,000	Exxon Mobil Corp.	522,600
		1,480,263
Pharmaceutical Preparations - 10.47%
8,550	Bristol Myers Squibb Co.	433,913
1,800	Eli Lilly & Co.	1,356,624
5,000	Johnson & Johnson	806,900
11,950	Merck & Co., Inc.	1,519,442
31,000	Pfizer, Inc.	823,360
		4,940,239
Railroads, Line-Haul Operating - 2.47%
4,600	Union Pacific Corp. Class B	1,166,974

Retail - Drug Stores and Proprietary Stores - 2.57%
16,294	CVS Health Corp.	1,211,785

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Retail - Lumber & Other Building Material Dealers - 1.78%
2,200	Home Depot, Inc.	$ 837,342

Retail - Variety Stores - 2.98%
8,000	WalMart, Inc.	1,406,640

Rubber & Plastics Footwear - 1.10%
5,000	Nike, Inc. Class B	519,650

Semiconductors & Related Devices - 4.62%
1,240	Broadcom, Inc.	1,612,608
13,200	Intel Corp.	568,260
		2,180,868
Services - Business Services - 5.55%
3,000	Accenture PLC. Class A (Ireland)	1,124,340
3,150	MasterCard, Inc. Class A	1,495,494
		2,619,834
Services - Computer Programming, Data Processing, Etc. - 6.45%
8,600	Alphabet, Inc. Class A *	1,190,756
3,775	Meta Platforms, Inc. Class A	1,850,241
		3,040,997
Services - Medical Laboratories - 0.98%
2,150	Laboratory Corp. of America Holdings	464,035

Services - Miscellaneous Amusement & Recreation - 1.42%
6,000	Walt Disney Co.	669,480

Services - Prepackaged Software - 3.24%
3,700	Microsoft Corp.	1,530,468

Sugar & Confectionery Products - 0.56%
1,400	Hershey Co.	263,088

TOTAL FOR COMMON STOCKS (Cost $16,795,356) - 71.24%		33,602,288

CORPORATE BONDS - 11.94% (c)

Air Transportation, Scheduled - 0.53%
250,000	Southwest Airlines Co., 5.250%, due 5/04/25	249,277

Aircraft - 0.50%
250,000	Boeing Co., 2.600%, due 10/30/25	238,327

Commercial Banks - 0.19%
100,000	Royal Bank of Canada, 1.200%, due 4/27/26 (Canada)	92,053

Electric Services - 0.21%
100,000	Southern California Edison Co. Series E, 3.700%, due 8/01/25	97,730

Financial Services - 0.26%
150,000	General Motors Financial Co., Inc., 3.100%, due 1/12/32	125,240

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Investment Advice - 0.94%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	$ 194,339
250,000	Janus Capital Group, Inc., 4.875%, due 8/01/25	247,128
		441,467
National Commercial Banks - 3.72%
300,000	Banc of California, Inc., 5.250%, due 4/15/25	293,094
100,000	Bank of America Corp. Series L, 3.950%, due 4/21/25	98,327
150,000	Huntington Bancshares, Inc. Series E, 8.455600%, to 4/15/24 (3-Month SOFR + 3.14161%) (b) ***	146,863
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	132,938
150,000	JPMorgan Chase & Co. Series B, 6.068040%, due 2/01/27 (3-Month SOFR + 0.76161%) ***	145,140
200,000	JPMorgan Chase & Co. Series Q, 8.818040%, to 05/01/24 (3-Month SOFR + 3.51161%) (b) ***	201,062
100,000	Old National Bancorp, 4.125%, due 8/15/24	98,913
150,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	130,231
300,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	256,046
250,000	Wells Fargo & Co. Series MTN, 6.000%, due 10/28/25	250,012
		1,752,626
Operative Builders - 0.31%
150,000	Lennar Corp., 4.750%, due 11/29/27	147,524

Other Real Estate Investment Trust - 0.31%
6,000	Ready Capital Corp., 5.750%, due 2/15/26	144,540

Personal Credit Institutions - 0.53%
250,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	251,435

Pharmaceutical Preparations - 0.20%
100,000	AbbVie, Inc., 3.200%, due 5/14/26	96,229

Security Brokers, Dealers & Flotation Companies - 0.75%
400,000	Capital Southwest Corp., 3.375%, due 10/01/26	354,320

Services - Advertising Agencies - 0.41%
200,000	Omnicom Group, Inc., 3.600%, due 4/15/26	193,756

Services - Equipment Rental & Leasing - 0.90%
200,000	Air Lease Corp., 3.625%, due 12/01/27	187,190
250,000	United Rentals, Inc., 3.875%, due 11/15/27	235,419
		422,609
Services - Miscellaneous Amusement & Recreation -0.55%
250,000	Walt Disney Co., 7.700%, due 10/30/25	258,644

Services - Prepackaged Software - 0.50%
100,000	Oracle Corp., 1.650%, due 3/25/26	92,862
150,000	VMWare, Inc., 3.900%, due 8/21/27	142,920
		235,782

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

State Commercial Banks - 1.13%
100,000	Citizens Financial Group, Inc., 4.350%, due 8/01/25	$ 97,638
250,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	243,483
200,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	190,018
		531,139

TOTAL FOR CORPORATE BONDS (Cost $6,010,385) - 11.94%		5,632,698

MUNICIPAL BONDS - 4.74% (c)

California - 0.08%
20,000	Porterville Unified School District, 7.250%, due 7/01/27	20,032
20,000	San Bernardino County Redevelopment Agency, 3.625%, due 9/01/24	19,790
		39,822
Georgia - 0.22%
99,000	Georgia Loc. Govt., 4.750%, due 6/01/28	102,052

Indiana - 0.66%
135,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150% due 7/15/27	138,530
190,000	Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 8/01/28	175,089
		313,619
Maryland - 0.43%
200,000	Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,380

Michigan - 0.52%
25,000	City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/01/26	26,239
227,500	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	217,328
		243,567
New York - 1.03%
250,000	New York City, NY Transitional Finance Authority Revenue, 2.760%, due 2/01/26	240,320
250,000	New York St Dorm Auth Revenues, 1.085%, due 7/01/24	246,493
		486,813
Ohio - 0.56%
250,000	New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	264,035

Pennsylvania - 0.86%
250,000	East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/01/28	221,748
200,000	Pennsylvania ST Txble-Ref-First-Refunding Series, 1.200%, due 8/01/26	182,796
		404,544
Washington - 0.15%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	69,898

Wisconsin - 0.23%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	109,745

TOTAL FOR MUNICIPAL BONDS (Cost $2,354,444) - 4.74%		2,234,475

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

REAL ESTATE INVESTMENT TRUSTS - 4.20%
5,100	Extra Space Storage, Inc.	$ 718,947
9,452	Prologis, Inc.	1,259,668
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $893,026) - 4.20%		1,978,615

PREFERRED SECURITIES - 1.06%

Asset Management - 0.13%
4,000	B Riley Financial, Inc., 6.50%, due 09/30/26	63,800

Motor Vehicles & Passenger Car Bodies - 0.31%
6,000	Ford Motor Co., 6.000%, due 12/01/59	144,780

National Commercial Banks - 0.55%
150,000	BAC Capital Trust XIII Series F, 6.046240% (3-Month Libor + 0.40%) (b) ***	118,500
150,000	PNC Capital Trust C, 6.208700%, due 6/01/28 (3-Month SOFR + 0.83161%) ***	142,873
		261,373
Telephone Communications (No Radio Telephone) - 0.07%
3,000	QWest Corp., 6.500%, due 9/01/56	31,140

TOTAL FOR PREFERRED SECURITIES (Cost $610,757) - 1.06%		501,093

STRUCTURED NOTES - 0.36% (c)

Security Brokers, Dealers & Flotation Companies - 0.36%
125,000	Goldman Sachs Group, Inc., 0.000%, Capped at 10% (Maturity Date: 11/13/28) ***	98,375
95,000	Morgan Stanley, Series MTN, 0.000%, due 8/30/28, Capped at 12% ***	72,604
		170,979

TOTAL FOR STRUCTURED NOTES (Cost $212,006) - 0.36%		170,979

U.S. GOVERNMENT AGENCIES & OBLIGATIONS- 1.54%(c)
750,000	U.S. Government Treasury Bill, 3.875%, due 8/15/33	727,031
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $706,753) - 1.54%		727,031

MONEY MARKET FUND - 4.59%
2,166,752	Federated Treasury Obligation Fund - Institutional Shares 5.18% ** (Cost $2,166,752) - 4.59%	2,166,752

TOTAL INVESTMENTS (Cost $29,749,479) - 99.67%		47,013,931

OTHER ASSETS LESS LIABILITIES, NET - 0.33%		156,040

NET ASSETS - 100.00%		$ 47,169,971

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

* Non-income producing security during period.

** Variable rate security; the coupon rate shown represents the yield at February 29, 2024.

*** Variable Rate Security - Interest rate shown is rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

ADR - American Depository Receipt

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. The use of LIBOR as a benchmark is in transition and ceased on June 30, 2023.

SOFR- Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans that replaced the LIBOR. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

CORPORATE BONDS - 47.61% (c)

Air Transportation, Scheduled - 0.91%
150,000	Southwest Airlines Co., 5.250%, due 5/04/25	$ 149,566

Aircraft - 0.87%
150,000	Boeing Co., 2.600%, due 10/30/25	142,996

Commercial Banks - 2.71%
100,000	Bank of Montreal, 6.100%, due 8/29/28 (Canada)	97,561
250,000	Toronto Dominion Bank, 6.100%, due 8/16/28 (Canada)	249,237
100,000	Toronto Dominion Bank, 6.000%, due 8/29/28 (Canada)	99,040
		445,838
Consumer Cyclical Services - 0.30%
55,000	Conservation Fund, 3.4740%, due 12/15/2029	49,733

Dental Equipment & Supplies - 0.79%
150,000	Dentsply Sirona, Inc. 3.250%, to 06/01/2030	130,474

Electric Services - 0.30%
50,000	Southern California Edison Co. Series E, 9.767040%, to 08/01/2049 (3-month US Libor + 4.199%) (b) ***	50,147

Financial Services - 1.77%
150,000	CommunityWide Federal Credit Union, 5.000%, due 12/08/25	150,614
150,000	General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	140,496
		291,110
General Building Contractors - Residential Buildings - 0.60%
100,000	Lennar Corp., 4.750%, due 11/29/27	98,349

Investment Advice - 1.18%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	194,339

Miscellaneous Business Credit Institution - 0.60%
100,000	Ford Motor Credit Co. LLC., 6.800%, due 8/20/25	98,504

Miscellaneous Publishing - 0.60%
100,000	Thomson Reuters Corp., 3.85%, due 9/29/24	98,564

Motor Vehicles & Passenger Car Bodies - 0.91%
150,000	Toyota Motor Corp., 5.250%, due 2/22/2027	149,770

National Commercial Banks - 11.50%
200,000	Banc of California, Inc., 5.250%, due 4/15/25	195,396
200,000	Bank of America Corp., 6.550%, due 10/20/33	203,705
150,000	Huntington Bancshares, Inc. Series E, 8.45560%, to 1/15/24 (3-Month SOFR + 3.14161%) (b) ***	146,863
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	132,938
150,000	JPMorgan & Chase Co. Series B, 6.13352%, due 2/01/27 (3-Month SOFR + 0.76161%) ***	145,140

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

National Commercial Banks – Continued
150,000	JPMorgan & Chase Co. Series CC, 8.148040%, to 5/01/24 (3-Month SOFR + 2.84161) (b) ***	$ 150,307
150,000	JPMorgan & Chase Co. Series Q, 8.818040%, to 5/01/24 (3-Month SOFR + 3.51161%) (b) ***	150,797
200,000	Keycorp, 2.250%, due 4/06/27	178,567
100,000	Old National Bancorp, 4.125%, due 8/15/24	98,913
10,000	SouthState Bank Corp., 5.750%, to 6/01/25 (a)	9,777
100,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	86,821
75,000	Truist Financial Corp. Series Q, 5.100%, to 3/01/30 (a) (b)	68,427
150,000	TTCU Federal Credit Union, 5.000%, due 7/26/27	153,983
200,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	170,698
		1,892,332
Natural Gas Distribution - 0.30%
50,000	National Fuel Gas Co., 5.200%, due 7/15/25	49,593

Real Estate Investment Trust - 0.59%
4,000	Ready Capital Corp., 5.750%, due 2/15/26	96,360

Paper Mills - 1.03%
150,000	Georgia-Pacific, LLC 7.750%, to due 11/15/2029	170,327

Personal Credit Institutions - 1.45%
100,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	100,574
150,000	OneMain Finance Corp., 3.500%, due 1/15/27	138,066
		238,640
Retail - Department Stores - 0.22%
35,000	Dillards, Inc., 7.750%, due 7/15/26	35,950

Security Brokers, Dealers & Flotation Companies - 3.26%
100,000	Capital Southwest Corp., 3.375%, due 10/01/26	88,580
100,000	Goldman Sachs Group, Inc. Series MTN, 6.100%, due 8/31/28	99,819
150,000	Jefferies Financial Group, Inc., 6.000%, due 12/29/28	149,299
200,000	Charles Schwab Corp., 3.750%, due 4/01/24	199,648
		537,346
Services - Equipment Rental & Leasing - 1.43%
100,000	Air Lease Corp., 3.625%, due 12/01/27	93,595
150,000	United Rentals, Inc., 3.875%, due 11/15/27	141,251
		234,846
Services-Miscellaneous Amusement & Recreation - 3.20%
400,000	Walt Disney Co., 7.700%, due 10/30/25	413,830
100,000	Walt Disney Co., 6.750%, due 1/09/38	112,868
		526,698
Services - General Medical & Surgical Hospitals - 1.59%
250,000	HCA Healthcare, Inc., 7.050%, due 12/01/27	262,151

Services - Prepackaged Software - 0.87%
150,000	VMWare, Inc. 3.900%, due 8/21/27	142,920

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

State Commercial Banks - 8.46%
150,000	Ally Financial, Inc. Series B, 4.700%, to 5/15/26 (a) (b)	$ 128,651
150,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	146,090
150,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	142,514
350,000	First Citizens Bank, 6.125%, due 3/09/28	355,282
100,000	Hilltop Holdings, Inc., 5.000%, due 4/15/25	97,567
500,000	State Street Corp., 7.350%, due 6/15/26	520,327
150,000	SVB Financial Group, 4.100%, to 2/15/31 (a) (b)	1,875
		1,392,306
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.90%
150,000	Steel Dynamics, Inc., 5.000%, due 12/15/26	148,830

Telephone Communications (No Radio Telephone) - 0.31%
50,000	Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	51,676

Wholesale - Groceries & Related Products - 0.96%
152,000	Sysco Corp., 6.500%, due 8/01/28	158,824

TOTAL FOR CORPORATE BONDS (Cost $8,234,411) - 47.61%		7,838,189

EXCHANGE TRADED FUND - 0.19%
1,000	iShares US Preferred Stock ETF	32,180
TOTAL FOR EXCHANGE TRADED FUND (Cost $37,982) - 0.19%		32,180

MUNICIPAL BONDS - 21.83% (c)

Arizona - 0.03%
5,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 7/01/26	5,091

California - 0.58%
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, due 8/01/24	95,515

Florida -0.84%
150,000	North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	138,499

Georgia - 1.21%
50,000	Georgia Local Government, 4.750%, due 6/01/28	51,541
150,000	Georgia Qualified School Construction Bond Series F, 4.000%, 2/01/26	147,881
		199,422
Illinois - 1.08%
125,000	Illinois Build America Bond, 6.900%, 3/01/35	132,894
45,000	Illinois State Taxable Pension AGM CR, 5.100%, 6/01/33	44,420
		177,314
Indiana - 6.96%
140,000	Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/5/25	136,777
250,000	Elkhart Community Schools, 3.100%, due 7/20/24	248,092
165,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	169,264
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	102,615
50,000	Gary Community School, 3.200%, due 7/15/29	47,245
25,000	Gary Community School, 3.500%, due 1/15/33	22,866

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Indiana - Continued
140,000	Indiana State Housing & Community Development Authority, 4.984%, 7/1/2030	$ 137,159
300,000	Plainfield Redevelopment Commission, 2.000%, due 2/01/29	257,934
25,000	Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	24,547
		1,146,499
Maryland - 0.61%
100,000	Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,190

Michigan - 1.03%
177,500	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	169,564

Nebraska - 0.68%
110,000	Omaha NE Special Obligation Taxable Ref Riverfront, 6.400%, due 2/01/26	111,542

New York - 1.81%
200,000	New York St Dorm Auth Revenues, 1.085%, due 7/01/24	197,194
100,000	New York St Dorm Auth Revenues, 5.289%, due 3/15/33	100,340
		297,534
Ohio - 2.30%
100,000	Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	93,404
60,000	Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	60,782
10,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	10,150
100,000	Cleveland, OH Public Power Sys Revenue, 5.500%, due 11/15/38	100,004
125,000	JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/01/28	114,436
		378,776
Oklahoma - 0.06%
10,000	Garfield County, OK, 6.000%, due 9/01/24	10,026

Oregon - 1.08%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 6/30/24	24,987
150,000	Philomath, Oregon Sch District, 5.472%, due 6/15/27	153,023
		178,010
Pennsylvania - 1.67%
200,000	East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/01/28	177,398
100,000	Pennsylvania Higher Educational Facs Authority Revenue, 3.000%, due 6/15/25	97,391
		274,789
Texas - 1.04%
43,000	North Texas Tollway Authority, 8.410%, due 2/01/30	47,328
125,000	Somerset Hills Road District #4 Texas, 5.125%, 8/15/34	123,736
		171,064
Washington - 0.85%
150,000	City of Bellevue, WA, 0.751%, due 12/01/25	139,321

TOTAL FOR MUNICIPAL BONDS (Cost $3,684,933) - 21.83%		3,593,156

Semi-Annual Report | 15

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

PREFERRED SECURITIES - 4.44%

Asset Management - 0.29%
3,000	B Riley Financial, Inc., 6.50%, due 09/30/26	$ 47,850

National Commercial Banks - 2.92%
100,000	BAC Capital Trust XIII Series F, 6.046240% (3-month Libor + 0.40%) (b) ***	79,000
100,000	Key Corp. Capital I, 6.27343%, due 7/01/28 (3-month US Libor + 0.74%) ***	88,938
200,000	Mellon Capital IV Series 1, 6.1970%, to 12/20/24 (3-Month US Libor + 0.565%) (b) ***	169,620
150,000	PNC Capital Trust C, 6.208700%, due 6/01/28 (3-Month SOFR + 0.83161) ***	142,873
		480,431
State Commercial Banks - 1.23%
4,000	Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	100,000
4,000	Merchants Bancorp, Inc., 8.250%, to 10/01/27 (a) (b)	102,120
		202,120

TOTAL FOR PREFERRED SECURITIES (Cost $810,899) - 4.44%		730,401

STRUCTURED NOTES - 1.67% (c)

Security Brokers, Dealers & Flotation Companies - 1.67%
100,000	Goldman Sachs Group, Inc. Series MTN, 0.000%, Capped at 10% (Maturity Date 12/13/28) ***	75,449
120,000	Goldman Sachs Group, Inc., 0.000%, Capped at 10% (Maturity Date 11/13/28) ***	94,440
114,000	Morgan Stanley, Series MTN, 0.000%, due 8/19/28, Capped at 10% ***	86,225
25,000	Morgan Stanley, Series MTN, 0.000%, due 8/30/28, Capped at 12% ***	19,106
		275,220

TOTAL FOR STRUCTURED NOTES (Cost $350,876) - 1.67%		275,220

U.S. GOVERNMENT AGENCIES & OBLIGATIONS- 18.93%(c)
550,000	U.S. Government Treasury Bill, 0.000%, due 3/21/24	548,385
800,000	U.S. Government Treasury Note/Bond, 0.250%, due 3/15/24	798,422
550,000	U.S. Government Treasury Note/Bond, 4.625%, due 2/28/25	547,723
500,000	U.S. Government Treasury Note/Bond, 3.875%, due 3/31/25	494,043
750,000	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	727,031
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $3,098,904) - 18.93%		3,115,604

MONEY MARKET FUND - 5.21%
857,051	Federated Treasury Obligation Fund - Institutional Shares 5.18% ** (Cost $857,051) - 5.25%	857,051

TOTAL INVESTMENTS (Cost $17,075,056) - 99.88%		16,441,801

OTHER ASSETS LESS LIABILITIES, NET - 0.12%		19,300

NET ASSETS - 100.00%		$ 16,461,101

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds, Structured Notes, and U.S. Government Agencies & Obligations are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

** Variable rate security; the coupon rate shown represents the yield at February 29, 2024.

*** Variable Rate Security - Interest rate shown is rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. The use of LIBOR as a benchmark is in transition and ceased on June 30, 2023.

SOFR- Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans that replaced the LIBOR. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

COMMON STOCKS - 95.35%

Aircraft - 1.83%
2,140	Boeing Co. *	$ 435,961

Aircraft Engines & Engine Parts - 1.51%
4,000	RTX Corp.	358,680

Beverages - 1.77%
7,000	The Coca-Cola Company	420,140

Electric Services - 3.33%
2,000	American Electric Power Company, Inc.	170,380
11,260	NextEra Energy, Inc.	621,439
		791,819
Electronic Computers - 2.82%
3,714	Apple, Inc.	671,305

Fire, Marine & Casualty Insurance - 2.39%
1,385	Berkshire Hathaway, Inc. Class B *	567,019

Hospital & Medical Service Plans - 4.88%
9,200	Centene Corp. *	721,556
890	UnitedHealth Group, Inc. *	439,304
		1,160,860
Industrial Inorganic Chemicals - 2.67%
1,413	Linde PLC. (United Kingdom)	634,183

Industrial Instruments for Measurement, Display & Control - 1.61%
3,110	MKS Instruments, Inc.	381,784

Measuring & Controlling Devices - 2.91%
1,212	Thermo Fisher Scientific, Inc.	691,058

National Commercial Banks - 4.33%
12,000	Bank of America Corp.	414,240
3,300	JPMorgan Chase & Co.	613,998
		1,028,238
Petroleum Refining - 2.08%
4,735	Exxon Mobil Corp.	494,902

Pharmaceutical Preparations - 6.96%
720	Eli Lilly & Co.	542,650
3,065	Johnson & Johnson	494,630
4,860	Merck & Co., Inc.	617,949
		1,655,229
Railroads, Line-Haul Operating - 2.24%
2,100	Union Pacific Corp. Class B	532,749

Retail - Catalog & Mail-Order Houses - 2.56%
3,440	Amazon.com, Inc. *	608,054

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Retail - Drug Stores and Proprietary Stores - 2.86%
9,140	CVS Health Corp.	$ 679,742

Retail - Lumber & Other Building Materials Dealers - 2.35%
1,470	Home Depot, Inc.	559,497

Retail - Miscellaneous Shopping Goods Stores - 2.59%
7,500	Hibbett, Inc.	614,625

Retail - Retail Stores - 2.26%
980	Ulta Beauty, Inc. *	537,589

Semiconductors & Related Devices - 8.16%
3,370	Advanced Micro Devices, Inc. *	648,826
1,180	NVIDIA Corp.	933,522
3,410	Skyworks Solutions, Inc.	357,777
		1,940,125
Services - Business Services - 3.39%
1,425	Fiserv, Inc. *	212,710
2,100	Visa, Inc. Class A	593,544
		806,254
Services - Computer Programming, Data Processing, Etc. - 7.58%
5,544	Alphabet, Inc. Class A *	767,622
2,110	Meta Platforms, Inc. Class A	1,034,174
		1,801,796
Services - Equipment Rental & Leasing - 2.86%
980	United Rentals, Inc.	679,405

Services - Medical Laboratories - 1.62%
1,780	Laboratory Corp. of America Holdings	384,177

Services - Miscellaneous Health & Allied Services - 2.97%
2,200	ICON PLC. (Ireland) *	705,364

Services - Miscellaneous Amusement & Recreation - 1.70%
3,615	Walt Disney Co.	403,362

Services - Prepackaged Software - 8.54%
1,057	Adobe, Inc. *	592,216
5,870	Cloudflare, Inc. Class A *	578,430
2,080	Microsoft Corp.	860,371
		2,031,017
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.05%
3,068	Procter & Gamble Co.	487,628

Surgical & Medical Instruments & Apparatus - 2.53%
1,720	Stryker Corp.	600,400

TOTAL FOR COMMON STOCKS (Cost $11,103,759) - 95.35%		22,662,962

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

REAL ESTATE INVESTMENT TRUST - 1.54%
1,840	American Tower Corp.	$ 365,902
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 1.54%		365,902

MONEY MARKET FUND - 2.95%
701,433	Federated Treasury Obligation Fund - Institutional Shares 5.18% ** (Cost $701,433) - 2.95%	701,433

TOTAL INVESTMENTS (Cost $12,105,715) - 99.84%		23,730,297

OTHER ASSETS LESS LIABILITIES, NET - 0.16%		37,546

NET ASSETS - 100.00%		$ 23,767,843

* Non-income producing security during period.

** Variable rate security; the coupon rate shown represents the yield at February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

COMMON STOCKS - 89.74%

Beverages - 2.33%
2,900	PepsiCo, Inc.	$ 479,486

Bottled & Canned Soft Drinks & Carbonated Waters - 3.70%
7,850	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	761,842

Canned, Frozen & Preservd Fruit, Vegetable & Food Specialties - 2.17%
12,700	Kraft Heinz Co.	448,056

Computer & Office Equipment - 4.88%
9,300	Cisco Systems, Inc.	449,841
3,000	International Business Machines Corp.	555,090
		1,004,931
Construction Machinery & Equipment - 3.93%
2,425	Caterpillar, Inc.	809,853

Crude Petroleum & Natural Gas - 1.71%
8,000	Devon Energy Corp.	352,480

Electric & Other Services Combined - 7.01%
5,405	Consolidated Edison, Inc.	471,370
5,082	Duke Energy Corp.	466,680
14,100	Exelon Corp.	505,344
		1,443,394
Electric Services - 7.29%
6,500	American Electric Power Co., Inc.	553,735
4,800	Entergy Corp.	487,536
6,850	Southern Co.	460,662
		1,501,933
Gas & Other Services Combined - 1.69%
14,200	UGI Corp.	347,616

Guided Missiles & Space Vehicles & Parts - 2.65%
1,275	Lockheed Martin Corp.	546,006

Life Insurance - 2.96%
25,700	Manulife Financial Corp. (Canada)	610,118

National Commercial Banks - 8.11%
3,650	JPMorgan Chase & Co.	679,119
31,600	Regions Financial Corp.	588,708
11,525	Truist Financial Corp.	403,145
		1,670,972
Natural Gas Transmission - 2.40%
28,400	Kinder Morgan, Inc.	493,876

Petroleum Refining - 4.61%
12,965	BP PLC. ADR	453,645
3,270	Chevron Corp.	497,073
		950,718

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Pharmaceutical Preparations - 14.36%
4,590	AbbVie, Inc.	$ 808,069
9,970	Bristol Myers Squibb Co.	505,978
2,800	Johnson & Johnson	451,864
6,415	Merck & Co., Inc.	815,667
14,200	Pfizer, Inc.	377,152
		2,958,730
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.18%
8,050	Dow, Inc.	449,834

Retail - Drug Stores and Proprietary Stores - 4.04%
6,400	CVS Health Corp.	475,968
16,800	Walgreens Boots Alliance, Inc.	357,168
		833,136
Semiconductors & Related Devices - 3.98%
630	Broadcom, Inc.	819,309

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.79%
3,620	Procter & Gamble Co.	575,363

State Commercial Banks - 2.06%
13,500	Citizens Financial Group, Inc.	423,765

Telephone Communications (No Radio Telephone) - 2.70%
13,900	Verizon Communications, Inc.	556,278

Trucking & Courier Services - 2.19%
3,050	United Parcel Service, Inc. Class B	452,193

TOTAL FOR COMMON STOCKS (Cost $14,209,884) - 89.74%		18,489,889

REAL ESTATE INVESTMENT TRUSTS - 7.61%
3,600	Crown Castle International Corp.	395,784
10,000	Iron Mountain, Inc.	786,400
6	Net Lease Office Properties	146
6,835	W.P. Carey, Inc.	385,016
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,105,754) - 7.61%		1,567,346

MONEY MARKET FUND - 2.25%
464,337	Federated Treasury Obligation Fund - Institutional Shares 5.18% ** (Cost $519,097) - 2.25%	464,337

TOTAL INVESTMENTS (Cost $16,245,713) - 99.60%		20,521,572

OTHER ASSETS LESS LIABILITIES, NET - 0.40%		82,769

NET ASSETS - 100.00%		$ 20,604,341

** Variable rate security; the coupon rate shown represents the yield at February 29, 2024.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

COMMON STOCKS - 90.32%

Agricultural Chemicals - 2.13%
2,575	CF Industries Holdings, Inc.	$ 207,854

Beverages - 2.26%
1,332	PepsiCo, Inc.	220,233

Chemicals & Allied Products - 2.21%
3,812	FMC Corp.	214,959

Computer Communications Equipment - 1.70%
3,417	Cisco Systems, Inc.	165,280

Crude Petroleum & Natural Gas - 1.91%
7,200	Coterra Energy, Inc. Class A	185,616

Electric & Other Services Combined - 2.37%
3,696	Public Service Enterprise Group, Inc.	230,630

Electric Services - 2.36%
4,170	NextEra Energy, Inc.	230,142

Fats & Oils - 1.29%
2,358	Archer-Daniels-Midland Co.	125,233

Fire, Marine & Casualty Insurance - 1.99%
1,520	American Financial Group, Inc.	194,058

Gas & Other Services Combined - 2.18%
3,005	Sempra	212,153

Guided Missiles & Space Vehicles & Parts - 2.18%
496	Lockheed Martin Corp.	212,407

Hospital & Medical Service Plans - 2.23%
441	UnitedHealth Group, Inc.	217,678

Natural Gas Distribution - 2.69%
2,320	Atmos Energy Corp.	261,951

Operative Builders - 2.63%
2,362	PulteGroup, Inc.	255,994

Petroleum Refining - 2.26%
1,955	ConocoPhillips	220,016

Pharmaceutical Preparations - 7.66%
1,310	Johnson & Johnson	211,408
2,685	Merck & Co., Inc.	341,398
7,288	Pfizer, Inc.	193,569
		746,375

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Pipe Lines (No Natural Gas) - 2.53%
4,440	HF Sinclair Corp.	$ 246,420

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.39%
1,692	Albemarie Corp.	233,242

Radio & Tv Broadcasting & Communications Equipment - 2.75%
1,700	Qualcomm, Inc.	268,243

Retail - Miscellaneous Shopping Goods Stores - 2.73%
1,495	Dick's Sporting Goods, Inc.	265,946

Retail - Radio TV & Consumer Electronics Stores - 2.53%
3,048	Best Buy Co., Inc.	246,522

Retail - Variety Stores - 3.63%
475	Costco Wholesale Corp.	353,348

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.60%
1,846	Garmin Ltd. (Switzerland)	253,548

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.33%
847	LPL Financial Holdings, Inc.	226,903

Security Brokers, Dealers & Flotation Companies - 2.51%
2,157	T. Rowe Price Group, Inc.	244,496

Semiconductors & Related Devices - 3.86%
475	NVIDIA Corp.	375,782

Services - Advertising Agencies - 3.31%
4,450	Interpublic Group of Cos., Inc.	139,730
2,070	Omnicom Group, Inc.	182,967
		322,697
Services - Computer Programming, Data Processing, Etc. - 7.44%
2,170	Alphabet, Inc. Class A *	300,458
865	Meta Platforms, Inc. Class A	423,963
		724,421
Sugar & Confectionery Products - 1.94%
1,003	Hershey Co.	188,484

Surgical & Medical Instruments & Apparatus - 1.83%
1,940	3M Co.	178,713

Television Broadcasting Stations - 2.34%
7,662	Fox Corp. Class A *	228,251

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.62%
1,085	Cencora, Inc.	255,626

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 2.93%
1,351	Ferguson PLC. (United Kingdom)	$ 285,669

TOTAL FOR COMMON STOCKS (Cost $7,946,801) - 90.32%		8,798,890

REAL ESTATE INVESTMENT TRUSTS - 7.21%
1,680	Avalonbay Communities, Inc.	297,410
1,728	Mid America Apartment Communities, Inc.	217,175
660	Public Storage	187,354
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $698,071) - 7.21%		701,939

MONEY MARKET FUND - 2.24%
218,589	Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Class - 5.17% ** (Cost $218,589) - 2.24%	218,589

TOTAL INVESTMENTS (Cost $8,863,461) - 99.77%		9,719,418

OTHER ASSETS LESS LIABILITIES, NET - 0.23%		22,425

NET ASSETS - 100.00%		$ 9,741,843

* Non-income producing security during period.

** Variable rate security; the coupon rate shown represents the yield at February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

COMMON STOCKS - 93.10%

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.19%
560	Owens Corning	$ 83,877

Air Conditioning & Warm Air Heating Equipment & Commercial & Industrial Refrigerator Equipment - 2.58%
1,125	AAON, Inc.	94,477
185	Lennox International, Inc.	87,174
		181,651
Air Transportation, Scheduled - 1.13%
2,130	Alaska Air Group *	79,641

Biological Products (No Diagnostic Substances) - 0.98%
530	Neurocrine Biosciences, Inc.	69,112

Chemicals & Allied Products - 1.23%
551	Balchem Corp.	86,612

Construction Special Trade Contractors - 1.37%
240	TopBuild Corp. *	96,571

Crude Petroleum & Natural Gas - 1.20%
1,930	SM Energy Co.	84,476

Electric Services - 1.75%
2,260	Vistra Corp.	123,260

Electronic Computers - 3.65%
461	Apple, Inc.	83,326
200	Super Micro Computer, Inc. *	173,224
		256,550
Fabricated Rubber Products - 1.44%
290	Carlisle Cos., Inc.	101,500

Fire, Marine & Casualty Insurance - 1.36%
234	Berkshire Hathaway, Inc. Class B *	95,800

Hospital & Medical Service Plans - 1.11%
158	UnitedHealth Group, Inc.	77,989

Metalworking Machinery & Equipment - 2.84%
380	Lincoln Electric Holdings, Inc.	97,508
875	SPX Technologies, Inc. *	102,541
		200,049
Motor Vehicles & Passenger Car Bodies - 2.34%
1,180	Federal Signal Corp.	96,654
337	Tesla, Inc. *	68,034
		164,688
National Commercial Banks - 1.39%
527	JPMorgan Chase & Co.	98,054

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Operative Builders - 1.07%
475	Meritage Homes Corp.	$ 74,888

Paints, Varnishes, Lacquers, Enamels, & Allied Products - 1.19%
725	RPM International, Inc.	83,629

Perfumes, Cosmetics & Other Toilet Preparations - 1.84%
620	e.l.f. Beauty, Inc.	129,289

Petroleum Refining - 2.06%
555	Chevron Corp.	84,366
578	Exxon Mobil Corp.	60,413
		144,779
Pharmaceutical Preparations - 7.98%
535	AbbVie, Inc.	94,187
3,500	Alkermes PLC (Ireland) *	103,915
1,040	Cytokinetics, Inc. *	75,130
144	Eli Lilly & Co.	108,530
539	Johnson & Johnson	86,984
725	Merck & Co., Inc.	92,184
		560,930
Pumps & Pumping Equipment - 1.23%
948	Graco, Inc.	86,514

Retail - Auto Dealers & Gasoline Stations - 1.05%
355	Asbury Automotive Group, Inc. *	74,135

Retail - Catalog & Mail-Order Houses - 1.40%
558	Amazon.com, Inc. *	98,632

Retail - Department Stores - 1.23%
420	Burlington Stores, Inc. *	86,142

Retail - Family Clothing Stores - 3.09%
1,010	Abercrombie & Fitch Co. *	129,038
470	Insight Enterprises, Inc.	88,360
		217,398
Retail - Home Furniture, Furnishings & Equipment Stores - 1.34%
400	Williams-Sonoma, Inc.	94,212

Retail - Jewelry Stores - 1.09%
750	Signet Jewelers Ltd. (Bermuda)	76,320

Retail - Lumber & Other Building Materials Dealers - 2.33%
740	Floor & Décor Holdings, Inc. *	89,629
195	Home Depot, Inc.	74,219
		163,848
Retail - Miscellaneous Shopping Goods Stores - 1.49%
1,400	Academy Sports & Outdoors, Inc.	104,608

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Retail - Variety Stores - 2.46%
125	Costco Wholesale Corp.	$ 92,986
400	Five Below, Inc. *	80,272
		173,258
Rolling Drawing & Extruding of Nonferrous Metals - 1.24%
1,700	Mueller Industries, Inc.	87,346

Rubber & Plastics Footwear - 1.72%
135	Deckers Outdoor Corp. *	120,905

Semiconductors & Related Devices - 4.45%
85	Broadcom, Inc.	110,542
172	NVIDIA Corp.	136,073
990	SolarEdge Technologies, Inc. (Israel) *	66,498
		313,113
Services - Business Services - 2.41%
165	MasterCard, Inc. Class A	78,335
322	Visa, Inc. Class A	91,010
		169,345
Services - Computer Integrated Systems Design - 1.27%
785	GoDaddy, Inc. *	89,608

Services - Computer Programming, Data Processing -5.47%
701	Alphabet, Inc. Class A *	97,060
694	Alphabet, Inc. Class C *	97,007
2,360	DoubleVerify Holdings, Inc. *	72,900
240	Meta Platforms, Inc. Class A	117,631
		384,598
Services - Engineering Services - 1.14%
900	Aecom	79,947

Services - Prepackaged Software - 7.21%
140	Adobe, Inc. *	78,439
1,525	Dynatrace, Inc.	75,564
385	Manhattan Associates, Inc. *	97,532
225	Microsoft Corp.	93,069
315	Salesforce.com, Inc. *	97,278
353	SPS Commerce, Inc. *	65,361
		507,243
Services - Skilled Nursing Care Facilities - 1.10%
621	Ensign Group, Inc.	77,575

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.28%
566	Procter & Gamble Co.	89,960

Steel Pipe & Tubes - 1.32%
1,880	Ati, Inc. *	92,458

Telephone & Telegraph Apparatus - 1.50%
490	Fabrinet (Thailand) *	105,629

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares/Principal		Fair Value

Totalizing Fluid Meters & Counting Devices - 1.22%
540	Badger Meter, Inc.	$ 85,693

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 1.09%
195	Watsco, Inc.	76,853

Wholesale - Lumber & Other Construction Materials - 1.25%
645	Boise Cascade Co.	87,662

Wholesale - Machinery, Equipment & Supplies - 1.35%
500	Applied Industrial Technologies, Inc.	94,945

Wholesale - Metals Service Centers & Offices - 1.67%
365	Reliance Steel & Aluminum Co.	117,245

TOTAL FOR COMMON STOCKS (Cost $5,105,015) - 93.10%		6,548,537

REAL ESTATE INVESTMENT TRUSTS - 4.19%
1,180	Equity Lifestyle Properties, Inc.	79,438
1,690	Gaming & Leisure Properties, Inc.	76,861
1,300	Rexford Industrials Realty, Inc.	66,144
1,280	W.P. Carey, Inc.	72,102
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $343,242) - 4.19%		294,545

MONEY MARKET FUND - 2.52%
177,070	Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Class - 5.17% ** (Cost $177,070) - 2.52%	177,070

TOTAL INVESTMENTS (Cost $5,625,327) - 99.81%		7,020,152

OTHER ASSETS LESS LIABILITIES, NET - 0.19%		13,099

NET ASSETS - 100.00%		$ 7,033,251

* Non-income producing security during period.

** Variable rate security; the coupon rate shown represents the yield at February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

ARCHER FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 29, 2024 (UNAUDITED)

Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Assets:						
Investments in Securities, at Fair Value (Cost $29,749,479, $17,075,056, $12,105,715, $16,245,713, $8,863,461, and $5,625,327, respectively)	$ 47,013,931	$ 16,441,801	$ 23,730,297	$ 20,521,572	$ 9,719,418	$ 7,020,152
Cash	12,329	171	8,106	-	-	7,050
Receivables:						
Shareholder Subscriptions	5,700	5,000	5,227	6,030	-	-
Interest	94,287	146,754	2,027	2,605	794	850
Dividend	86,259	-	32,602	92,170	23,192	3,244
Due from Advisor	-	-	-	-	1,071	2,326
Prepaid Expenses	14,471	16,774	16,529	12,320	8,439	6,827
Total Assets	47,226,977	16,610,500	23,794,788	20,634,697	9,752,914	7,040,449
Liabilities:						
Payables:						
Shareholder Redemptions	8,084	135,839	2,730	4,643	2,906	-
Due to Advisor	36,794	4,083	14,886	15,754	-	-
Due to Compliance Officer	391	139	181	166	82	52
Due to Trustees	1,535	287	782	577	305	209
Due to Transfer Agent	2,939	2,525	2,549	2,525	2,266	1,516
Accrued Expenses	7,263	6,526	5,817	6,691	5,512	5,421
Total Liabilities	57,006	149,399	26,945	30,356	11,071	7,198
Net Assets	$ 47,169,971	$ 16,461,101	$ 23,767,843	$ 20,604,341	$ 9,741,843	$ 7,033,251
Net Assets Consist of:						
Paid In Capital	$ 29,100,785	$ 17,513,918	$ 10,844,938	$ 17,250,574	$ 8,666,406	$ 5,588,482
Distributable Earnings (Deficit)	18,069,186	(1,052,817)	12,922,905	3,353,767	1,075,437	1,444,769
Net Assets (unlimited shares authorized; 2,789,120, 922,772, 335,563, 842,859, 411,047, and 521,277 shares outstanding, respectively)	$ 47,169,971	$ 16,461,101	$ 23,767,843	$ 20,604,341	$ 9,741,843	$ 7,033,251
Net Asset Value and Offering Price Per Share	$ 16.91	$ 17.84	$ 70.83	$ 24.45	$ 23.70	$ 13.49
Redemption Price Per Share ($16.91 x 0.99), ($17.84 x 0.99), ($70.83 x 0.99), ($24.45 x 0.99), ($23.70 x 0.99), & ($13.49 x 0.99), respectively *	$ 16.74	$ 17.66	$ 70.13	$ 24.21	$ 23.46	$ 13.36

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

ARCHER FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Dividends (net of foreign withholding taxes of $2,395, $0, $0, $2,255, $0, and $0, respectively)	$ 347,134	$ 14,469	$ 129,186	$ 395,139	$ 125,830	$ 33,243
Interest	209,898	391,688	6,580	12,939	10,338	3,635
Total Investment Income	557,032	406,157	135,766	408,078	136,168	36,878
Expenses:						
Advisory Fees (a)	111,300	41,509	52,498	47,689	22,600	14,872
Administrative (a)	111,300	41,509	52,498	47,689	22,600	15,261
Transfer Agent	21,869	15,150	15,174	15,150	12,854	8,334
Registration	10,968	10,795	10,384	10,852	5,733	6,001
Legal	9,250	5,110	5,105	4,174	2,641	1,434
Audit	5,739	5,330	5,511	5,511	5,511	5,510
Compliance Officer Fees	2,310	818	1,078	989	472	304
Custody	3,336	1,445	2,002	1,502	1,403	1,520
Trustee	2,872	840	1,327	1,094	619	415
Miscellaneous	5,319	5,794	1,097	1,177	949	642
Insurance	1,668	608	760	751	305	203
Printing and Mailing	1,310	513	663	613	382	112
Total Expenses	287,241	129,421	148,097	137,191	76,069	54,608
Fees Waived and/or Reimbursed by the Advisor (a)	(20,120)	(49,723)	(18,952)	(43,720)	(31,773)	(26,352)
Net Expenses	267,121	79,698	129,145	93,471	44,296	28,256
Net Investment Income	289,911	326,459	6,621	314,607	91,872	8,622
Realized and Unrealized Gain (Loss) on Investments:						
Net Realized Gain on Investments	1,002,074	22,433	1,835,298	206,534	437,210	545,558
Net Change in Unrealized Appreciation (Depreciation) on Derivatives	8,917	8,221	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,186,406	224,184	1,650,427	739,455	327,669	530,145
Net Realized and Unrealized Gain on Investments	3,197,397	254,838	3,485,725	945,989	764,879	1,075,703
Net Increase in Net Assets Resulting from Operations	$ 3,487,308	$ 581,297	$ 3,492,346	$ 1,260,596	$ 856,751	$ 1,084,325

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 2/29/2024	Year Ended 8/31/2023
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income	$ 326,459	$ 449,796
Net Realized Gain (Loss) on Investments	22,433	(32,121)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives & Investments	232,405	(175,203)
Net Increase in Net Assets Resulting from Operations	581,297	242,472
Distributions to Shareholders:		
Distributions	(336,688)	(443,852)
Total Distributions	(336,688)	(443,852)
Capital Share Transactions:		
Proceeds from Sale of Shares	1,133,502	9,397,072
Shares Issued on Reinvestment of Dividends	216,687	332,472
Early Redemption Fees (Note 2)	200	2,990
Cost of Shares Redeemed	(2,208,119)	(1,888,031)
Net Increase (Decrease) from Capital Share Transactions	(857,730)	7,844,503
Net Assets:		
Net Increase (Decrease) in Net Assets	(613,121)	7,643,123
Beginning of Period/Year	17,074,222	9,431,099
End of Period/Year	$ 16,461,101	$ 17,074,222
Share Transactions:		
Shares Sold	63,741	535,924
Shares Issued on Reinvestment of Dividends	12,281	18,880
Shares Redeemed	(125,187)	(107,190)
Net Increase (Decrease) in Shares	(49,165)	447,614
Outstanding at Beginning of Period/Year	971,937	524,323
Outstanding at End of Period/Year	922,772	971,937

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 2/29/2024	Year Ended 8/31/2023
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income	$ 326,459	$ 449,796
Net Realized Gain (Loss) on Investments	22,433	(32,121)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives & Investments	232,405	(175,203)
Net Increase in Net Assets Resulting from Operations	581,297	242,472
Distributions to Shareholders:		
Distributions	(336,688)	(443,852)
Total Distributions	(336,688)	(443,852)
Capital Share Transactions:		
Proceeds from Sale of Shares	1,133,502	9,397,072
Shares Issued on Reinvestment of Dividends	216,687	332,472
Early Redemption Fees (Note 2)	200	2,990
Cost of Shares Redeemed	(2,208,119)	(1,888,031)
Net Increase (Decrease) from Capital Share Transactions	(857,730)	7,844,503
Net Assets:		
Net Increase (Decrease) in Net Assets	(613,121)	7,643,123
Beginning of Period/Year	17,074,222	9,431,099
End of Period/Year	$ 16,461,101	$ 17,074,222
Share Transactions:		
Shares Sold	63,741	535,924
Shares Issued on Reinvestment of Dividends	12,281	18,880
Shares Redeemed	(125,187)	(107,190)
Net Increase (Decrease) in Shares	(49,165)	447,614
Outstanding at Beginning of Period/Year	971,937	524,323
Outstanding at End of Period/Year	922,772	971,937

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 33

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 34

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 35

ARCHER FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 36

ARCHER MULTI CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 37

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

(Unaudited) Six Months Ended 2/29/2024		Years Ended 8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Period/Year	$ 15.75		$ 14.98	$ 16.54	$ 13.96	$ 13.45	$ 13.17
Income (Loss) From Investment Operations:							
Net Investment Income *	0.10		0.19	0.17	0.16	0.21	0.22
Net Gain (Loss) on Securities (Realized and Unrealized)	1.17		1.07	(1.42)	2.59	0.55	0.34
Total from Investment Operations	1.27		1.26	(1.25)	2.75	0.76	0.56
Distributions:							
Net Investment Income	(0.11)		(0.19)	(0.15)	(0.17)	(0.21)	(0.21)
Realized Gains	-	**	(0.30)	(0.16)	-	(0.04)	(0.07)
Total from Distributions	(0.11)		(0.49)	(0.31)	(0.17)	(0.25)	(0.28)
Proceeds from Redemption Fees **	-		-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 16.91		$ 15.75	$ 14.98	$ 16.54	$ 13.96	$ 13.45
Total Return ***	8.10%	(b)	8.72%	(7.70)%	19.82%	5.79%	4.42%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 47,170		$ 45,451	$ 44,215	$ 51,011	$ 41,621	$ 37,699
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.29%	(a)	1.31%	1.30%	1.27%	1.36%	1.61%
Ratio of Net Investment Income to Average Net Assets	1.21%	(a)	1.15%	0.94%	0.98%	1.38%	1.28%
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.20%	(a)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.30%	(a)	1.26%	1.04%	1.05%	1.55%	1.69%
Portfolio Turnover	6.34%	(b)	1.79%	6.35%	17.23%	25.35%	13.91%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 38

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

(Unaudited) Six Months Ended 2/29/2024		Years Ended 8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Period/Year	$ 17.57		$ 17.99	$ 19.76	$ 19.51	$ 19.47	$ 18.89
Income (Loss) From Investment Operations:							
Net Investment Income *	0.35		0.62	0.47	0.51	0.51	0.53
Net Gain (Loss) on Securities (Realized and Unrealized)	0.28		(0.45)	(1.77)	0.26	0.05	0.58
Total from Investment Operations	0.63		0.17	(1.30)	0.77	0.56	1.11
Distributions:							
Net Investment Income	(0.36)		(0.59)	(0.47)	(0.52)	(0.52)	(0.53)
Total from Distributions	(0.36)		(0.59)	(0.47)	(0.52)	(0.52)	(0.53)
Proceeds from Redemption Fees **	-		-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 17.84		$ 17.57	$ 17.99	$ 19.76	$ 19.51	$ 19.47
Total Return ***	3.61%	(b)	0.99%	(6.66)%	3.97%	2.93%	6.00%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 16,461		$ 17,074	$ 9,431	$ 11,309	$ 11,715	$ 11,933
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.55%	(a)	1.66%	1.83%	1.73%	1.71%	1.68%
Ratio of Net Investment Income to Average Net Assets	3.32%	(a)	2.81%	1.60%	1.84%	1.91%	2.06%
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	0.96%	(a)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.92%	(a)	3.52%	2.47%	2.61%	2.67%	2.79%
Portfolio Turnover	6.45%	(b)	16.24%	14.52%	29.76%	20.48%	11.64%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 39

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

(Unaudited) Six Months Ended	Years Ended				
	2/29/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Period/Year	$ 64.44	$ 57.11	$ 71.62	$ 54.69	$ 45.90	$ 51.04
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	0.02	0.08	(0.09)	(0.15)	0.10	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	10.70	8.89	(11.58)	17.09	11.03	(3.99)
Total from Investment Operations	10.72	8.97	(11.67)	16.94	11.13	(3.82)
Distributions:						
Net Investment Income	(0.04)	(0.05)	-	(0.01)	(0.15)	(0.13)
Realized Gains	(4.29)	(1.59)	(2.84)	-	(2.19)	(1.19)
Total from Distributions	(4.33)	(1.64)	(2.84)	(0.01)	(2.34)	(1.32)
Proceeds from Redemption Fees **	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 70.83	$ 64.44	$ 57.11	$ 71.62	$ 54.69	$ 45.90
Total Return ***	17.26% (b)	16.17%	(17.09)%	30.97%	24.99%	(7.14)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 23,768	$ 20,893	$ 22,117	$ 27,990	$ 21,889	$ 17,650
Before Waivers and Reimbursements						
Ratio of Expenses to Average Net Assets	1.40% (a)	1.44%	1.38%	1.38%	1.46%	1.74%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12)% (a)	(0.07)%	(0.29)%	(0.40)%	(0.02)%	(0.13)%
After Waivers and Reimbursements						
Ratio of Expenses to Average Net Assets	1.23% (a)	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06% (a)	0.14%	(0.14)%	(0.24)%	0.22%	0.38%
Portfolio Turnover	7.39% (b)	6.58%	8.04%	14.90%	22.05%	95.51%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 40

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 41

ARCHER FOCUS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 42

ARCHER MULTI CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

(Unaudited) Six Months Ended		Years Ended			Period Ended	
	2/29/2024		8/31/2023	8/31/2022	8/31/2021	8/31/2020	+
Net Asset Value, at Beginning of Period/Year	$ 11.42		$ 10.97	$ 13.50	$ 10.32	$ 10.00	
Income (Loss) From Investment Operations:							
Net Investment Income (Loss) *	0.02		0.05	(0.02)	(0.03)	0.04	
Net Gain (Loss) on Securities (Realized and Unrealized)	2.08		1.13	(2.29)	3.23	0.31	
Total from Investment Operations	2.10		1.18	(2.31)	3.20	0.35	
Distributions:							
Net Investment Income	(0.03)		(0.04)	- **	(0.02)	(0.03)	
Realized Gains	-		(0.69)	(0.22)	-	-	
Total from Distributions	(0.03)		(0.73)	(0.22)	(0.02)	(0.03)	
Proceeds from Redemption Fees **	-		-	-	-	-	
Net Asset Value, at End of Period/Year	$ 13.49		$ 11.42	$ 10.97	$ 13.50	$ 10.32	
Total Return ***	18.42%	(b)	11.75%	(17.42)%	31.07%	3.55%	(b)
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 7,033		$ 5,743	$ 4,262	$ 4,856	$ 2,274	
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.83%	(a)	1.88%	1.98%	2.39%	3.05%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.59)%	(a)	(0.46)%	(1.16)%	(1.70)%	(1.51)%	(a)
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	0.95%	(a)	0.95%	0.95%	0.95%	0.95%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29%	(a)	0.47%	(0.13)%	(0.26)%	0.58%	(a)
Portfolio Turnover	56.59%	(b)	52.08%	62.50%	39.02%	39.09%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 43

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2024 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of six funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Dividend Growth Fund (the “Dividend Growth Fund”), the Archer Focus Fund (the “Focus Fund), and the Archer Multi Cap Fund (the “Multi Cap Fund), each a diversified fund, (collectively referred to as the “Funds”).

The Balanced Fund commenced operations on September 27, 2005. The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation. The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation. The Focus Fund and Multi Cap Fund each commenced operations on December 30, 2019. The investment objective of the Focus Fund is long-term growth of capital. The investment objective of the Multi Cap Fund is long-term growth of capital. The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”). See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

Semi-Annual Report | 44

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended February 29, 2024, the Funds did not incur any interest or penalties.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the straight line method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expect that distributions will consist primarily of ordinary income. The Stock Fund, Focus Fund, and Multi Cap Fund may distribute dividends quarterly and capital gains annually, and expect that distributions will consist primarily of ordinary income. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee. The Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90

Semi-Annual Report | 45

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

calendar days of purchase. For the six months ended February 29, 2024, the Balanced Fund, Income Fund, Stock Fund, Dividend Growth Fund, Focus Fund, and Multi Cap Fund collected $727, $200, $8, $159, $55, and $0 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Neither the Balanced or Income Funds engaged in options activity during the fiscal six months ended February 29, 2024.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. See Note 4 for additional information related to Structured Notes.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Semi-Annual Report | 46

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions

Semi-Annual Report | 47

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, municipal bonds, preferred bonds and structured notes). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government agencies & obligations. U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain

Semi-Annual Report | 48

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 29, 2024:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$33,602,288	$ -	$ -	$ 33,602,288
Corporate Bonds *	-	5,632,698	-	5,632,698
Municipal Bonds	-	2,234,475	-	2,234,475
Real Estate Investment Trust	1,978,615	-	-	1,978,615
Preferred Securities *	239,720	261,373	-	501,093
Structured Notes *	-	170,979	-	170,979
U.S. Government Agencies & Obligations	-	727,031	-	727,031
Money Market Fund	2,166,752	-	-	2,166,752
	$37,987,375	$ 9,026,556	$ -	$ 47,013,931

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 29, 2024:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 7,838,189	$ -	$ 7,838,189
Exchange Traded Fund	32,180	-	-	32,180
Municipal Bonds	-	3,593,156	-	3,593,156
Preferred Securities *	249,970	480,431	-	730,401
Structured Notes *	-	275,220	-	275,220
U.S. Government Agencies & Obligations	-	3,115,604	-	3,115,604
Money Market Fund	857,051	-	-	857,051
	$1,139,201	$15,302,600	$ -	$16,441,801

Semi-Annual Report | 49

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 29, 2024:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$22,662,962	$ -	$ -	$ 22,662,962
Real Estate Investment Trust	365,902			365,902
Money Market Fund	701,433	-	-	701,433
	$23,730,297	$ -	$ -	$ 23,730,297

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 29, 2024:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 18,489,889	$ -	$ -	$ 18,489,889
Real Estate Investment Trusts	1,567,346	-	-	1,567,346
Money Market Fund	464,337	-	-	464,337
	$ 20,521,572	$ -	$ -	$ 20,521,572

The following table summarizes the inputs used to value Focus Fund’s assets measured at fair value as of February 29, 2024:

FOCUS FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 8,798,890	$ -	$ -	$ 8,798,890
Real Estate Investment Trusts	701,939	-	-	701,939
Money Market Fund	218,589	-	-	218,589
	$ 9,719,418	$ -	$ -	$ 9,719,418

The following table summarizes the inputs used to value Multi Cap Fund’s assets measured at fair value as of February 29, 2024:

MULTI CAP FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 6,548,537	$ -	$ -	$ 6,548,537
Real Estate Investment Trusts	294,545	-	-	294,545
Money Market Fund	177,070	-	-	177,070
	$ 7,020,152	$ -	$ -	$ 7,020,152

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

Semi-Annual Report | 50

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The Funds did not hold any Level 3 assets during the six months ended February 29, 2024; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use certain options (both traded on an exchange and over-the-counter), futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

As of February 29, 2024, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 29, 2024.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund

    $    170,979

Income Fund

    $    275,220

Unrealized gains and losses on derivatives during the six months ended February 29, 2024, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Derivatives” as follows:

Balanced Fund

 $ 8,917

Income Fund

 $ 8,221

There were no realized gains or losses on sales of Structured Notes, included in the Statement of Operations, in the location, “Net Realized Gain on Investments” for the six months ended February 29, 2024 for the Balanced and Income Funds, respectively.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of each Fund’s average daily net assets. For the six months ended

Semi-Annual Report | 51

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

February 29, 2024, the Advisor accrued the following fees before the waivers and reimbursements described below:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Advisor Fees Accrued	$ 111,300	$ 41,509	$ 52,498	$ 47,689	$ 22,600	$ 14,872

At February 29, 2024, the following fees were due to the Advisor or due from the Advisor after Advisor waived all fees and owed the fund for reimbursement of expenses:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Due to Advisor	$ 18,292	$ -	$ 5,711	$ 7,688	$ -	$ -
Due from Advisor	$ -	$ 2,462	$ -	$ -	$ 4,840	$ 4,838

The Advisor also performs administrative duties for the Funds including all regulatory reporting and necessary office equipment, personnel and facilities, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. As of and for the six months ended February 29, 2024, Administrative fees earned and payable to the Advisor were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Administrative Fees Accrued	$ 111,300	$ 41,509	$ 52,498	$ 47,689	$ 22,600	$ 15,261
Administrative Fees Due	$ 18,502	$ 6,545	$ 9,175	$ 8,066	$ 3,769	$ 2,512

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 29, 2024, the Advisor waived fees of $20,120.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory

Semi-Annual Report | 52

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2026 totaled $127,544.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2023 were as follows:

Subject to Repayment
Amount	by August 31,
$ 31,685	2024
$ 47,506	2025
$ 48,353	2026

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 0.96% of the Income Fund’s average daily net assets. For the six months ended February 29, 2024, the Advisor waived fees of $41,509 and reimbursed the Income Fund $8,214 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2026 totaled $267,443.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2023 were as follows:

Subject to Repayment
Amount	by August 31,
$ 88,888	2024
$ 88,259	2025
$ 90,296	2026

Semi-Annual Report | 53

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests)  do not exceed 1.23% of the Stock Fund’s average daily net assets.  For the six months ended February 29, 2024, the Advisor waived fees of $18,952.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.23% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2026 totaled $118,492.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2023 were as follows:

Subject to Repayment
Amount	by August 31,
$ 37,418	2024
$ 37,281	2025
$ 43,793	2026

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 29, 2024, the Advisor waived fees of $43,720.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2026 totaled $290,229.

Semi-Annual Report | 54

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2023 were as follows:

Subject to Repayment
Amount	by August 31,
$ 92,131	2024
$ 98,432	2025
$ 99,666	2026

Archer Focus Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 0.98% of the Focus Fund’s average daily net assets. For the six months ended February 29, 2024, the Advisor waived fees of $22,600 and reimbursed the Focus Fund $9,173 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2026 totaled $167,367.

The amounts subject to repayment by the Focus Fund, pursuant to the aforementioned conditions, at August 31, 2023 were as follows:

Subject to Repayment
Amount	by August 31,
$ 59,180	2024
$ 60,070	2025
$ 48,117	2026

Archer Multi Cap Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any

Semi-Annual Report | 55

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

indirect expenses (such as expenses incurred by other investment companies in which the Multi Cap invests) do not exceed 0.95% of the Multi Cap Fund’s average daily net assets. For the six months ended February 29, 2024, the Advisor waived fees of $14,872 and reimbursed the Multi Cap Fund $11,480 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.95% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2026 totaled $146,119.

The amounts subject to repayment by the Multi Cap Fund, pursuant to the aforementioned conditions, at August 31, 2023 were as follows:

Subject to Repayment
Amount	by August 31,
$ 50,964	2024
$ 46,990	2025
$ 48,165	2026

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”). MSS is the transfer agent and fund accountant of the Funds. For the six months ended February 29, 2024, MSS earned fees of $88,531 from the Trust. The Focus Fund and Multi Cap Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 29, 2024, Mr. Pokersnik earned fees of $5,971 from the Trust.

Troy Patton is an officer of the Trust and President of the Adviser, and therefore an interested person. There are certain shareholders of the Funds that also have a direct, regular discretionary investment accounts with the Adviser. As compensation for its management services for these particular shareholder accounts, the Adviser’s annual fee shall be 1% of the market value of the assets under management. These fees are in addition to the Management Fees earned by the Adviser as reported on the Statement of Operations of each Fund and are included in shareholder redemptions in each Fund’s Statement of Changes in Net Assets. For the six months ended February 29, 2024, the Advisor earned fees from these shareholder accounts as follows:

Semi-Annual Report | 56

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
$ 2,864	$ 98	$ 2,549	$ 349	$ 20	$ 1

NOTE 6.  INVESTMENTS

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Purchases	$ 2,701,367	$ 2,367,089	$ 1,545,071	$ 1,198,258	$ 3,423,184	$ 3,439,866
Sales	$ 4,716,582	$ 902,500	$ 2,677,473	$ 846,925	$ 3,388,502	$ 3,320,292

For the six months ended February 29, 2024, purchases and sales of U.S. government obligations were $1,032,065 and $1,750,000, respectively, for the Income Fund.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 29, 2024, the shareholders listed in the table below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund and may be deemed to control each of the respective Funds:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
First Clearing, LLC.	29%	31%	30%	27%	N/A	N/A
Wells Fargo Clearing Services, LLC.	30%	35%	33%	44%	69%	96%
NFS, LLC.	N/A	27%	N/A	26%	27%	N/A

Semi-Annual Report | 57

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

NOTE 8.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of August 31, 2023, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Unrealized Appreciation/ (Depreciation)	$15,062,634	$ (865,660)	$ 9,974,155	$ 3,536,404	$528,288	$ 852,440
Undistributed Ordinary Income	101,175	5,944	12,537	145,616	24,257	3,567
Deferral of Post-October Losses	-	(20,080)	-	-	(251,814)	(480,420)
Undistributed long-term capital gains	-	-	806,100	-	-	-
Capital loss carryforward: +
Short term (no expiration)	-	(198,097)	-	(1,282,964)	-	-
Long term (no expiration)	(276,151)	(219,532)	-	-	-	-
Total Distributable Earnings/(Deficit)	$14,887,658	$(1,297,425)	$10,792,792	$ 2,399,056	$300,731	$ 375,587

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December ordinary losses are determined only at the end of each fiscal year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

As of August 31, 2023 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock	Dividend	Focus	Multi
	Fund	Fund	Fund	Growth Fund	Fund	Cap Fund

Gross unrealized appreciation on investment securities	$16,870,720	$ 39,781	$10,068,781	$ 4,582,574	$ 921,119	$ 1,136,599
Gross unrealized depreciation on investment securities	(1,808,086)	(905,441)	(94,626)	(1,046,170)	(392,831)	(284,159)
Net unrealized appreciation/(depreciation)	$15,062,634	$ (865,660)	$ 9,974,155	$ 3,536,404	$ 528,288	$ 852,440

Tax cost of investments (including short-term investments) *	$30,224,949	$ 17,804,109	$10,895,191	$15,742,606	$8,481,113	$ 4,887,093

* The difference between book and tax cost represents disallowed wash sales for tax purposes for the Balanced Fund and Multi Cap Fund.

Semi-Annual Report | 58

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The Funds paid the following distributions for the six months ended February 29, 2024 and year ended August 31, 2023, as applicable:

	Period Ended	$ Amount	Tax Character

Balanced Fund	2/29/2024	$ 295,839	Ordinary Income
Balanced Fund	2/29/2024	$ 9,941	Long Term Capital Gain

Income Fund	2/29/2024	$ 336,688	Ordinary Income

Stock Fund	2/29/2024	$ 12,537	Ordinary Income
Stock Fund	2/29/2024	$ 1,349,696	Long Term Capital Gain

Dividend Growth Fund	2/29/2024	$ 305,885	Ordinary Income

Focus Fund	2/29/2024	$ 82,045	Ordinary Income

Multi Cap Fund	2/29/2024	$ 15,143	Ordinary Income

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2023	$ 570,289	Ordinary Income
Balanced Fund	8/31/2023	$ 857,664	Long Term Capital Gain

Income Fund	8/31/2023	$ 443,852	Ordinary Income

Stock Fund	8/31/2023	$ 15,291	Ordinary Income
Stock Fund	8/31/2023	$ 593,404	Long Term Capital Gain

Dividend Growth Fund	8/31/2023	$ 653,470	Ordinary Income

Focus Fund	8/31/2023	$ 215,267	Ordinary Income
Focus Fund	8/31/2023	$ 65,152	Long Term Capital Gain

Multi Cap Fund	8/31/2023	$ 20,869	Ordinary Income
Multi Cap Fund	8/31/2023	$ 311,064	Long Term Capital Gain

NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Semi-Annual Report | 59

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on each Fund and its investments and could result in increased premiums or discounts to each Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 11.  ACCOUNTING PRONOUCEMENTS

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and for delivery free of charge to investors on request. The amendments became effective January 24, 2023 and the compliance date is July 24, 2024. Management is currently evaluating the impact of the new rule.

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is February 9, 2026 for Funds with more than $1 billion in assets and August 9, 2026 for Funds with less than $1 billion in assets. Management is currently evaluating the impact of the new rule.

Semi-Annual Report | 60

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

NOTE 12.  SUBSEQUENT EVENTS

On March 27, 2024, the following Funds declared distributions form ordinary income to shareholders of record as of March 26, 2024:

Ordinary Income

    Per Share Amount

Balanced Fund

      $159,663

$0.06

Income Fund

      $  53,929

$0.06

Dividend Growth Fund

      $  46,234

$0.06

On April 29, 2024, the following Funds declared distributions form ordinary income to shareholders of record as of April 28, 2024:

Ordinary Income

    Per Share Amount

Income Fund

      $  56,569

$0.06

Dividend Growth Fund

      $  38,319

$0.05

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Semi-Annual Report | 61

ARCHER FUNDS

EXPENSE ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period – September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | 62

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Archer Balanced Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,081.03	$6.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.02

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Income Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,036.12	$4.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.09	$4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Stock Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$5,862.72	$20.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.75	$6.17

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Dividend Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,067.25	$5.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.99	$4.92

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semi-Annual Report | 63

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Archer Focus Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,096.44	$5.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.99	$4.92

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Multi Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,184.18	$5.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.77

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semi-Annual Report | 64

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 29, 2024 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (76) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (68) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy C. Patton (55) Trustee & President & Chief Executive Officer, December 2009 to present	Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi (49) Treasurer and Chief Financial Officer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (60) Secretary, December 2009 to present	Attorney – Ropka Law, LLC May 1, 2008 – present
Brandon Pokersnik (45) 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Chief Compliance Officer, November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012
Mason Heyde (34) Assistant Compliance Officer, November 2017 to present	Archer Investment Corporation (2012 – present)

*    The address for each trustee and officer of the Trust is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

Semi-Annual Report | 65

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds first and third fiscal quarters end on November 30 and May 31. Each Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

Semi-Annual Report | 66

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

11711 N. College Ave., Suite200

Carmel, IN 46032

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

2617 Huntingdon Pike

Huntingdon Valley, PA 19006

LEGAL COUNSEL

Ropka Law, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

 (a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 8, 2024

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date:  May 8, 2024

* Print the name and title of each signing officer under his or her signature.